Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 371,446	Royalties	UNITED STATES	Office Of Natural Resources Revenue	Alabama	wti:OilAndNaturalGasMember	Well
#: 2
	67,832,866	Royalties	UNITED STATES	Office Of Natural Resources Revenue	Federal	wti:OilAndNaturalGasMember	Well
#: 3
	1,483,010	Fees	UNITED STATES	Office Of Natural Resources Revenue	Federal	wti:OilAndNaturalGasMember	Well
#: 4
	$ 2,150,000	Taxes	UNITED STATES	Internal Revenue Service	Entity level project	wti:OilAndNaturalGasMember	Well